SEGMENTED INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF ASSETS INFORMATION

	January 31, 2022	October 31, 2021
	$	$

Canada – property, plant and equipment	3,128,142	2,546,383
United States – property, plant and equipment	31,101	28,321
United States – mineral property costs	93,453	93,453
	3,252,696	2,668,157

Canada – other assets	838,067	1,554,827
United States – other assets	1,409,734	290,528
	2,247,801	1,845,355

Total Assets	5,500,498	4,513,512

	October 31, 2021	October 31, 2020
	$	$

Canada – property, plant and equipment	2,546,383	79,436
United States – property, plant and equipment	28,321	–
United States – mineral property costs	93,453	93,453
	2,668,157	172,889

Canada – other assets	1,554,827	533,815
United States – other assets	290,528	2,059
	1,845,355	535,874

Total Assets	4,513,512	708,763